Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Scorpio Tankers Inc.
Entity Central Index Key	0001483934
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	58,093,147